Financial instruments and risk management - Narrative (Details)	12 Months Ended
	Dec. 31, 2017 CHF (SFr)	Dec. 31, 2016 CHF (SFr)	Jul. 19, 2016 USD ($)
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase or decrease in rate (as a percent)	50.00%
Impact of increase or decrease in rate on net result	SFr 62,500	SFr 28,276
USD | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase or decrease in rate (as a percent)	5.00%
Impact of increase or decrease in rate on net result	SFr 8,662	872,443
EUR | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase or decrease in rate (as a percent)	5.00%
Impact of increase or decrease in rate on net result	SFr 117,320	SFr 180,595
Secured term loan facility
Disclosure of nature and extent of risks arising from financial instruments [line items]
Term loan facility (up to) | $			$ 20,000,000.0
Drawn on term loan facility	SFr 10,126,406		$ 12,500,000.0
Minimum | Floating interest rate | Secured term loan facility
Disclosure of nature and extent of risks arising from financial instruments [line items]
Interest rate per annum (as a percent)			9.55%